                              AIM STOCK FUNDS, INC.

          INVESCO Dynamics Fund--Investor Class, Class A, B, C, and K INVESCO Small Company Growth Fund--Investor Class, Class A, B, C, and K
                   INVESCO S&P 500 Index Fund--Investor Class

Supplement dated November 5, 2003 to the Prospectus dated November 30, 2002, as supplemented on December 5, 2002, April 11, 2003, June 12, 2003, June 30, 2003,
             August 1, 2003, August 14, 2003 and September 30, 2003


The Supplement dated August 14, 2003 (the "Supplement") to the Prospectus dated November 30, 2002 discusses changes to the advisory arrangements for each of INVESCO Dynamics Fund, INVESCO Small Company Growth Fund and INVESCO S&P 500 Index Fund (each a "Fund" and, collectively, the "Funds"). In that regard, the Supplement states that the new investment advisory agreement between each Fund and A I M Advisors, Inc. ("AIM") and the new sub-advisory agreement for the Funds between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional") will become effective on November 5, 2003.

The effective date of the new investment advisory agreement between each Fund and AIM and the new sub-advisory agreement for the Funds between AIM and INVESCO Institutional has been delayed from November 5, 2003. The new effective date is currently expected to be on or about November 25, 2003. This delay is to coordinate those things necessary for AIM's assumption of primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the retail funds within the INVESCO family of funds.


The following paragraph replaces in its entirety the third paragraph appearing under the heading "How To Buy Shares" in the Funds' prospectus:

         "For all new accounts, please send a completed application form, and specify the fund or the funds and class or classes of shares you wish to purchase. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA Patriot Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the INVESCO fund verify and record your identifying information. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into the AIM Cash Reserve Shares class of AIM Money Market Fund, a series of AIM Investment Securities Funds. You will receive a confirmation of this transaction and may contact AIM Investment Services, Inc. to exchange into the fund you choose."

                              AIM STOCK FUNDS, INC.

        INVESCO Mid-Cap Growth Fund--Investor Class, Class A, B, C, and K

    Supplement dated November 5, 2003 to the Prospectus dated August 1, 2003 as supplemented August 14, 2003 and September 30, 2003


The Supplement dated August 14, 2003 (the "Supplement") to the Prospectus dated August 1, 2003 discusses changes to the advisory arrangements for INVESCO Mid-Cap Growth Fund (the "Fund"). In that regard, the Supplement states that the new investment advisory agreement between the Fund and A I M Advisors, Inc. ("AIM") and the new sub-advisory agreement for the Fund between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional") will become effective on November 5, 2003.

The effective date of the new investment advisory agreement between the Fund and AIM and the new sub-advisory agreement for the Fund between AIM and INVESCO Institutional has been delayed from November 5, 2003. The new effective date is currently expected to be on or about November 25, 2003. This delay is to coordinate those things necessary for AIM's assumption of primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the retail funds within the INVESCO family of funds.


The following paragraph replaces in its entirety the third paragraph appearing under the heading "How To Buy Shares" in the Fund's prospectus:

         "For all new accounts, please send a completed application form, and specify the fund or the funds and class or classes of shares you wish to purchase. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA Patriot Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the INVESCO fund verify and record your identifying information. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into the AIM Cash Reserve Shares class of AIM Money Market Fund, a series of AIM Investment Securities Funds. You will receive a confirmation of this transaction and may contact AIM Investment Services, Inc. to exchange into the fund you choose."

                              AIM STOCK FUNDS, INC.

                   INVESCO Dynamics Fund - Institutional Class

  Supplement dated November 5, 2003 to the Prospectus dated November 30, 2002, as supplemented on June 12, 2003, August 1, 2003 and August 14, 2003


The Supplement dated August 14, 2003 (the "Supplement") to the Prospectus dated November 30, 2002 discusses changes to the advisory arrangements for INVESCO Dynamics Fund (the "Fund"). In that regard, the Supplement states that the new investment advisory agreement between the Fund and A I M Advisors, Inc. ("AIM") and the new sub-advisory agreement for the Fund between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional") will become effective on November 5, 2003.

The effective date of the new investment advisory agreement between the Fund and AIM and the new sub-advisory agreement for the Fund between AIM and INVESCO Institutional has been delayed from November 5, 2003. The new effective date is currently expected to be on or about November 25, 2003. This delay is to coordinate those things necessary for AIM's assumption of primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the retail funds within the INVESCO family of funds.

                              AIM STOCK FUNDS, INC.

                INVESCO Mid-Cap Growth Fund--Institutional Class

   Supplement dated November 5, 2003 to the Prospectus dated August 1, 2003, as supplemented August 14, 2003


The Supplement dated August 14, 2003 (the "Supplement") to the Prospectus dated August 1, 2003 discusses changes to the advisory arrangements for INVESCO Mid-Cap Growth Fund (the "Fund"). In that regard, the Supplement states that the new investment advisory agreement between the Fund and A I M Advisors, Inc. ("AIM") and the new sub-advisory agreement for the Fund between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional") will become effective on November 5, 2003.

The effective date of the new investment advisory agreement between the Fund and AIM and the new sub-advisory agreement for the Fund between AIM and INVESCO Institutional has been delayed from November 5, 2003. The new effective date is currently expected to be on or about November 25, 2003. This delay is to coordinate those things necessary for AIM's assumption of primary responsibility for the investment advisory, administrative, accounting and legal and compliance services for the retail funds within the INVESCO family of funds.

                              AIM STOCK FUNDS, INC.

                 INVESCO S&P 500 Index Fund--Institutional Class

  Supplement dated November 5, 2003 to the Prospectus dated November 30, 2002, as Supplemented on June 12, 2003, June 30, 2003 and August 14, 2003


The Supplement dated August 14, 2003 (the "Supplement") to the Prospectus dated November 30, 2002 discusses changes to the advisory arrangements for INVESCO S&P 500 Index Fund (the "Fund"). In that regard, the Supplement states that the new investment advisory agreement between the Fund and A I M Advisors, Inc. ("AIM") and the new sub-advisory agreement for the Fund between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional") will become effective on November 5, 2003.

The effective date of the new investment advisory agreement between the Fund and AIM and the new sub-advisory agreement for the Fund between AIM and INVESCO Institutional has been delayed from November 5, 2003. The new effective date is currently expected to be on or about November 25, 2003. This delay is to coordinate those things necessary for AIM's assumption of responsibility for the investment advisory, administrative, accounting and legal and compliance services for the retail funds within the INVESCO family of funds.